Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Transactions
Amount paid for services received from related party	€ 19,668	€ 17,299
Balances
Accounts receivable	1,523		€ 4,061
Accounts payable	€ 21,397		€ 20,863